Equity - Summary Of Changes In The accumulated Other Comprehensive Income (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance		₩ 333,670		₩ 18,926		₩ (639,206)
Changes in accumulated other comprehensive income [Abstract]
Increase (decrease)		273,655	[1]	278,593	[2]	678,396	[3]
Reclassification adjustments		(14,591)		(23,165)		199,365
Income tax effect		(80,975)		59,316		(219,629)
Non-controlling interest adjustments		(49,500)
Ending balance		462,259		333,670		18,926
Net gain (loss) on valuation of financial assets at FVTOCI
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance		60,438		79,694		(645,731)
Changes in accumulated other comprehensive income [Abstract]
Increase (decrease)		(1,671,023)	[1]	(12,498)	[2]	783,583	[3]
Reclassification adjustments		(108,699)		(22,704)		200,309
Income tax effect		459,475		15,946		(258,467)
Non-controlling interest adjustments		153,159
Ending balance		₩ (1,106,650)		₩ 60,438		₩ 79,694
Explanation of transfers of cumulative gain or loss within equity of investments in equity instruments designated at fair value through other comprehensive income		The increase (decrease) of financial asset valuation profit or loss at fair value through other comprehensive income are changes due to the period evaluation, and the reclassification adjustments amounting to 1,319 million Won are due to disposal of equity securities at FVTOCI during the period.		The increase(decrease) of financial asset valuation profit or loss at fair value through other comprehensive income are changes due to the period evaluation, and the reclassification adjustments amounting to 53,460 million Won and (10) million Won are due to disposal of equity securities at FVTOCI and equity method investments, respectively during the period.		The increase(decrease) of financial asset valuation profit or loss at fair value through other comprehensive income and non-current assets held for sale are changes due to the period evaluation, and the reclassification adjustments amounting to 86 million Won and (50) million Won are due to disposal of equity securities and non-current assets held for sale, respectively during the period.
Net gain (loss) on credit risk fluctuation of financial liabilities designated to be measured at FVTPL
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance		₩ 1,348		₩ 0
Changes in accumulated other comprehensive income [Abstract]
Increase (decrease)		(74)	[1]	1,831	[2]
Reclassification adjustments		0		0
Income tax effect		0		(483)
Non-controlling interest adjustments		0
Ending balance		1,274		1,348		₩ 0
Changes in capital due to equity method
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance		(1,886)		3,471		475
Changes in accumulated other comprehensive income [Abstract]
Increase (decrease)		(3,534)	[1]	(6,965)	[2]	(1,434)	[3]
Reclassification adjustments		0		0		0
Income tax effect		1,198		1,608		4,430
Non-controlling interest adjustments		0
Ending balance		(4,222)		(1,886)		3,471
Gain (loss) on foreign currency translation of foreign operations
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance		523,780		15,579		(24,202)
Changes in accumulated other comprehensive income [Abstract]
Increase (decrease)		(122,129)	[1]	529,531	[2]	39,458	[3]
Reclassification adjustments		0		0		0
Income tax effect		5,725		(21,330)		323
Non-controlling interest adjustments		9,392
Ending balance		416,768		523,780		15,579
Gain (loss) on hedges of net investment in foreign operations
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance		(149,577)		(34,750)		(20,701)
Changes in accumulated other comprehensive income [Abstract]
Increase (decrease)		30,325	[1]	(156,015)	[2]	(19,088)	[3]
Reclassification adjustments		0		0		0
Income tax effect		(8,006)		41,188		5,039
Non-controlling interest adjustments		0
Ending balance		(127,258)		(149,577)		(34,750)
Remeasurement gain (loss) related to defined benefit plan
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance		(86,218)		(24,262)		55,235
Changes in accumulated other comprehensive income [Abstract]
Increase (decrease)		(15,458)	[1]	(84,590)	[2]	(108,217)	[3]
Reclassification adjustments		0		0		0
Income tax effect		6,778		22,634		28,720
Non-controlling interest adjustments		(2,093)
Ending balance		(96,991)		(86,218)		(24,262)
Gain (loss) on valuation of derivatives designated as cash flow hedges
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance		(14,215)		(20,806)		(4,282)
Changes in accumulated other comprehensive income [Abstract]
Increase (decrease)		(320,171)	[1]	7,299	[2]	(15,906)	[3]
Reclassification adjustments		94,108		(461)		(944)
Income tax effect		58,393		(247)		326
Non-controlling interest adjustments		37,157
Ending balance		(144,728)		(14,215)		₩ (20,806)
Net financial gain(loss) on insurance contract assets(liabilities)
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance		0
Changes in accumulated other comprehensive income [Abstract]
Increase (decrease)	[1]	2,395,876
Reclassification adjustments		0
Income tax effect		(609,063)
Non-controlling interest adjustments		(252,285)
Ending balance		1,534,528		0
Net financial gain(loss) on reinsurance contract assets(liabilities)
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance		0
Changes in accumulated other comprehensive income [Abstract]
Increase (decrease)	[1]	(20,157)
Reclassification adjustments		0
Income tax effect		4,525
Non-controlling interest adjustments		5,170
Ending balance		₩ (10,462)		₩ 0

[1]	The increase (decrease) of financial asset valuation profit or loss at fair value through other comprehensive income are changes due to the period evaluation, and the reclassification adjustments amounting to 1,319 million Won are due to disposal of equity securities at FVTOCI during the period.
[2]	The increase(decrease) of financial asset valuation profit or loss at fair value through other comprehensive income are changes due to the period evaluation, and the reclassification adjustments amounting to 53,460 million Won and (10) million Won are due to disposal of equity securities at FVTOCI and equity method investments, respectively during the period.
[3]	The increase(decrease) of financial asset valuation profit or loss at fair value through other comprehensive income and non-current assets held for sale are changes due to the period evaluation, and the reclassification adjustments amounting to 86 million Won and (50) million Won are due to disposal of equity securities and non-current assets held for sale, respectively during the period.